Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair value. GAAP establishes market-based or observable inputs as the preferred sources of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.
The Company had commercial mortgage loans held for sale, which were carried at fair value on the consolidated balance sheet as of December 31, 2015. Commercial mortgage loans held for sale were valued using the sale price from the term sheet, which is an observable input. As a result, the Company's commercial mortgage loans held for sale were classified in Level 2 of the fair value hierarchy. There were no commercial mortgage loans held for sale as of September 30, 2016.
The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2015, aggregated by the level in the fair value hierarchy within which those instruments fall. There were no financial instruments measured at fair value on a recurring basis as of September 30, 2016. Additionally, there were no financial instruments measured at fair value on a non recurring basis as of September 30, 2016 or December 31, 2015:

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Commercial mortgage-backed securities	$—	$56,884	$—	$56,884

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets and liabilities. The Company's policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2016 and 2015. There were no transfers into or out of Level 3 of the fair value hierarchy during the nine months ended September 30, 2016 and 2015.
The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, restricted cash, prepaid expenses and other assets, accounts payable and accrued expenses and distributions payable approximates their carrying value on the consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets as of September 30, 2016 and December 31, 2015 are reported in the following table:

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
(In thousands)	Level	September 30, 2016	September 30, 2016	December 31, 2015	December 31, 2015
Commercial mortgage loan, held for investment	3	$17,163	$16,572	$17,135	$17,200
Gross mortgage notes payable and mortgage premiums, net	3	$1,050,626	$1,099,346	$1,068,540	$1,103,352

The fair value of the commercial mortgage loan is estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of investments. The fair value of gross mortgage notes payable is based on combinations of independent third party estimates and management's estimates of market interest rates.

Note 9 — Fair Value of Financial Instruments
GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair value. GAAP establishes market-based or observable inputs as the preferred sources of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.
The Company had commercial mortgage loans held for sale, which are carried at fair value on the consolidated balance sheet as of December 31, 2015. Commercial mortgage loans held for sale are valued using the sale price from the term sheet, which is an observable input. As a result, the Company's commercial mortgage loans held for sale are classified in Level 2 of the fair value hierarchy. There were no commercial mortgage loans held for sale as of December 31, 2014.
As of December 31, 2014, the Company had investments in redeemable preferred stock that were traded in active markets and therefore, due to the availability of quoted prices in active markets, classified these investments as Level 1 in the fair value hierarchy. The Company does not have investments in redeemable preferred stock as of December 31, 2015.
The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014, aggregated by the level in the fair value hierarchy within which those instruments fall. There were no financial instruments measured at fair value on a non recurring basis as of December 31, 2015 or 2014.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Commercial mortgage loans held for sale	$—	$56,884	$—	$56,884

December 31, 2014
Other real estate securities	$18,991	$—	$—	$18,991

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets and liabilities. The Company's policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2015 and 2014. There were no transfers into or out of Level 3 of the fair value hierarchy during the years ended December 31, 2015 and 2014.
The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, prepaid expenses and other assets, accounts payable and accrued expenses and distributions payable approximates their carrying value on the consolidated balance sheets due to their short-term nature. The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets as of December 31, 2015 and 2014 are reported in the following table:

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
(In thousands)	Level	December 31, 2015	December 31, 2015	December 31, 2014	December 31, 2014
Commercial mortgage loans, held for investment	3	$17,135	$17,200	$—	$—
Mortgage notes payable	3	$1,068,540	$1,103,352	$492,179	$505,629
Credit facility	3	$—	$—	$423,000	$423,000

The fair value of the commercial mortgage loans is estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of investments. The fair value of mortgage notes payable is based on combinations of independent third party estimates and management's estimates of market interest rates. Advances under the Credit Facility are considered to be reported at fair value, because its interest rate varies with changes in LIBOR.